PARENT COMPANY INFORMATION - Maturities of bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of parent company information
Scheduled maturities of bonds	$ 6,197.5		$ 20,140,350	$ 19,102,196	[2]
Parent
Disclosure of parent company information
Scheduled maturities of bonds			1,109,278	$ 1,109,805
Parent | Not later than one year [member]
Disclosure of parent company information
Scheduled maturities of bonds			284,758
Parent | Later than one year and not later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds			100,000
Parent | Later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds			$ 724,520

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.